SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of fiscal year	$ 305,271
Year 1	978,884	$ 1,404,828
Year 2	638,304	1,156,003
Year 3	547,505	815,374
Year 4	468,172	724,553
Year 4 thereafter	801,362
Year 5		523,619
Year 5 thereafter		799,520
Total	$ 3,739,498	$ 5,423,897	$ 11,042,757